Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalent

Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Cash and bank deposits	2,021	2,296
Deposits with financial institutions	1,020	1,193
	3,041	3,489
Cash and cash equivalents included under assets classified as held for sale (Refer note no 2.9)	8	—
	3,049	3,489

The table below provides details of cash and cash equivalents:

(Dollars in millions)
	As of
	March 31, 2018	March 31, 2017
Current accounts
ANZ Bank, Taiwan	1	–
Banamex Bank, Mexico (U.S. Dollar account)	2	1
Bank of America, USA	180	159
Bank of America, Mexico	4	8
Bank of Zachodni WBK S.A., Poland	3	1
Barclays Bank, UK	6	–
Bank Leumi, Israel (Israeli Sheqel account)	–	2
BNP Paribas Bank, Norway	14	3
China Merchants Bank, China	1	1
Citibank N.A., Australia	34	3
Citibank N.A., Brazil	2	5
Citibank N.A., China	18	10
Citibank N.A., China (U.S. Dollar account)	1	2
Citibank N.A., Costa Rica	–	1
Citibank N.A., Dubai	1	–
Citibank N.A., EEFC (U.S. Dollar account)	1	–
Citibank N.A., Hungary	1	–
Citibank N.A., Japan	3	2
Citibank N.A., New Zealand	2	2
Citibank N.A., Portugal	1	–
Citibank N.A., Singapore	1	–
Citibank N.A., South Africa	5	2
Citibank N.A., USA	1	12
Commerzbank, Germany	–	3
Deutsche Bank, Belgium	4	2
Deutsche Bank, Malaysia	1	1
Deutsche Bank, Czech Republic	2	1
Deutsche Bank, Czech Republic (Euro account)	1	1
Deutsche Bank, Czech Republic (U.S. dollar account)	–	5
Deutsche Bank, France	3	1
Deutsche Bank, Germany	16	8
Deutsche Bank, India	7	2
Deutsche Bank, Netherlands	2	–
Deutsche Bank, Philippines	4	1
Deutsche Bank, Philippines (U.S. dollar account)	1	1
Deutsche Bank, Poland (PLN account)	3	2
Deutsche Bank, Poland (Euro account)	1	1
Deutsche Bank, Russia	1	–
Deutsche Bank, Russia (U.S. dollar account)	1	–
Deutsche Bank, Singapore	3	1
Deutsche Bank, Switzerland	5	1
Deutsche Bank, United Kingdom	12	4
Deutsche Bank-EEFC (Australian Dollar account)	–	6
Deutsche Bank-EEFC (Euro account)	5	4
Deutsche Bank-EEFC (U.S. dollar account)	5	12
Deutsche Bank-EEFC, India (United Kingdom Pound Sterling account)	1	2
Deutsche Bank, USA	–	2
ICICI Bank	8	8
ICICI Bank-EEFC, India (U.S. dollar account)	6	1
ICICI Bank-EEFC, (United Kingdom pound sterling account)	2	–
HSBC Bank, United Kingdom	1	–
ICICI Bank - Unpaid dividend account	3	2
Nordbanken, Sweden	8	5
Raiffeisen Bank, Czech Republic	1	1
Raiffeisen Bank, Romania	–	1
Royal Bank of Canada, Canada	26	13
State Bank of India, India	–	1
Punjab National Bank, India	2	1
Silicon Valley Bank, USA	–	1
Silicon Valley Bank (Euro account)	–	3
Splitska Banka D.D., Societe Generale Group, Croatia	1	–
Union Bank of Switzerland, AG (Euro account)	–	1
Wells Fargo Bank N.A., USA	–	5
	418	318

Deposit accounts
Axis Bank, India	–	181
Bank BGZ BNP Paribas S.A	22	28
Barclays Bank	31	127
Canara Bank, India	36	40
Citibank, India	35	26
Deutsche Bank, AG	4	–
Deutsche Bank, Poland	32	11
HDFC Bank, India	383	72
HSBC Bank	–	77
ICICI Bank, India	568	751
IDBI Bank, India	38	270
IDFC Bank	230	31
Indusind Bank, India	154	29
Kotak Mahindra Bank, India	–	83
South Indian Bank, India	69	69
Standard Chartered Bank	–	77
Syndicate Bank, India	–	8
Yes Bank, India	1	98
	1,603	1,978
Deposits with financial institution
HDFC Limited, India	836	1,085
LIC Housing Finance Limited	184	108
	1,020	1,193
Total	3,041	3,489